Basis of presentation	10 Months Ended	12 Months Ended
	Jan. 31, 2024	Mar. 31, 2023
Basis of presentation
Basis of presentation

2.Basis of presentation

Statement of compliance

The Financial Statements of the Company have been prepared using accounting policies in compliance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”) specifically International Accounting Standard (“IAS”) 34 Interim Financial Reporting.

The Financial Statements were authorized for issue on April 16, 2024 by the directors of the Company.

Condensed carve out consolidated Interim Statements of Financial Position

The Condensed carve out consolidated Interim Statements of Financial Position include the assets and liabilities that are the Clinical Trial related assets and liabilities, which have been determined in the following manner:

●	Cash is comprised of cash and cash equivalents which the Company utilizes for working capital purposes.
●	Other receivables are comprised of sales tax receivable from the Canadian Revenue Agency and the Australian Taxation Office.
●	Prepaids consists of a research report retainer and accounting fees prepaid.
●	Accounts payable and accrued liabilities consists of audit, consulting fees and legal fees related to the Company and its Clinical Trials.

Condensed carve out consolidated Interim Statements of Net Loss and Comprehensive Loss

●	The Condensed carve out consolidated Interim Statements of Net Loss and Comprehensive Loss include operating expenses that are related to the Company and its Clinical Trials.

Basis of consolidation

These Financial Statement incorporate the accounts of PBM and its subsidiaries performing Clinical Trials. A subsidiary is an entity controlled by PBM and its results are consolidated into the financial results of the Company from the effective date of control up to the effective date of loss of control.

Control exists when an investor is exposed, or has the rights, to variable returns from the involvement with the investee and has liability to affect those returns through its power over the investee.

The subsidiaries of PBM have been consolidated for the purpose of these Financial Statements are as follows:

Name of entity	Place of incorporation	% ownership	Accounting method
Psyence Australia Pty Ltd.	Australia	100%	Consolidated
Pysence Biomed II Corp.	Canada	100%	Consolidated
Newcourt Acquisition Corp.	Cayman Islands	100%	Consolidated

Inter-company balances and transactions are eliminated upon consolidation.

Basis of measurement

These Financial Statements have been prepared on an accrual basis, are based on historical costs and are presented in United States dollars, unless otherwise noted.

Functional and presentation currency

These Financial Statements are presented in United States Dollars (“USD $”), which is also PBM’s and its subsidiaries’ functional currency. The Company’s functional currency before the Closing Date of the BCA was Canadian Dollars. This changed upon consummation of the BCA.

2. Basis of presentation

Statement of compliance

The Financial Statements of the Company have been prepared using accounting policies in compliance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”).

The Financial Statements were authorized for issue on July 28, 2023 by the directors of the Company.

Carve-Out Consolidated Statements of Financial Position

The carve-out consolidated statements of financial position include the assets and liabilities that are the Clinical Trial related assets and liabilities, which have been determined in the following manner:

●	Cash is comprised of cash and cash equivalents which the Company utilizes for working capital purposes.
●	Restricted cash is held in a guaranteed investment certificate with a bank as collateral for a credit facility agreement.
●	Other receivables are comprised of sales tax receivable from the Canadian Revenue Agency and the Australian Taxation Office.
●	Prepaids consists of a research report retainer and accounting fees prepaid.
●	Accounts payable and accrued liabilities consists of audit, consulting fees and legal fees related to the Company and its Clinical Trials.
●	Investments in subsidiaries and joint ventures of the Company that do not contain Clinical Trial related assets and liabilities have been excluded.

Carve-Out Consolidated Statements of Net Loss and Comprehensive Loss

●	The carve-out statements of net loss and comprehensive loss include operating expenses that are related to the Company and its Clinical Trials.
●	Psyence Group issued share-based compensation which has been included in the Company’s carve- out consolidated statements of loss and comprehensive loss based on the proportionate share of services received by the Company from the holder.

Basis of consolidation

These Financial Statement incorporate the accounts of PBC and its subsidiaries relevant to the Clinical Trials. A subsidiary is an entity controlled by PBC and its results are consolidated into the financial results of the Company from the effective date of control up to the effective date of loss of control.

Control exists when an investor is exposed, or has the rights, to variable returns from the involvement with the investee and has liability to affect those returns through its power over the investee.

The subsidiaries of PBC relevant to the Clinical Trials that have been consolidated for the purpose of these Financial Statements are as follows:

Name of entity	Place of incorporation	% ownership	Accounting method
Psyence Australia Pty Ltd.	Australia	100%	Consolidated

Inter-company balances and transactions are eliminated upon consolidation.

Basis of measurement

These Financial Statements have been prepared on an accrual basis, are based on historical costs and are presented in Canadian dollars, unless otherwise noted.

Functional and presentation currency

These Financial Statements are presented in Canadian Dollars (“CAD $”), which is also PBC’s functional currency. The functional currency of Psyence Australia Pty Ltd. is determined to be United States Dollars (“USD”).